Average Annual Total Returns - Gateway Trust - Classes A, C, N, and Y	12 Months Ended	60 Months Ended	104 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Gateway Equity Call Premium Fund | CBOE S&P 500 BuyWrite Index (BXM)
Prospectus [Line Items]
Average Annual Return, Percent	8.91%	9.33%	7.02%	7.31%
Gateway Equity Call Premium Fund | S&P 500® Index
Prospectus [Line Items]
Average Annual Return, Percent	17.88%	14.42%	14.77%	14.82%
Gateway Equity Call Premium Fund | A
Prospectus [Line Items]
Average Annual Return, Percent	6.42%	9.04%		8.22%
Gateway Equity Call Premium Fund | C
Prospectus [Line Items]
Average Annual Return, Percent	11.09%	9.52%		8.22%
Gateway Equity Call Premium Fund | N
Prospectus [Line Items]
Average Annual Return, Percent	13.27%	10.66%	9.15%
Gateway Equity Call Premium Fund | Y
Prospectus [Line Items]
Average Annual Return, Percent	13.20%	10.61%		9.14%
Gateway Equity Call Premium Fund | Y | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	13.03%	10.41%		8.90%
Gateway Equity Call Premium Fund | Y | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	7.92%	8.40%		7.44%
Gateway Fund | S&P 500® Index
Prospectus [Line Items]
Average Annual Return, Percent	17.88%	14.42%	14.77%	14.82%
Gateway Fund | Bloomberg U.S. Aggregate Bond Index
Prospectus [Line Items]
Average Annual Return, Percent	7.30%	(0.36%)	1.84%	2.01%
Gateway Fund | A
Prospectus [Line Items]
Average Annual Return, Percent	4.22%	6.07%		5.79%
Gateway Fund | C
Prospectus [Line Items]
Average Annual Return, Percent	8.72%	6.51%		5.77%
Gateway Fund | N
Prospectus [Line Items]
Average Annual Return, Percent	10.89%	7.64%	6.67%
Gateway Fund | Y
Prospectus [Line Items]
Average Annual Return, Percent	10.84%	7.59%		6.67%
Gateway Fund | Y | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	10.70%	7.40%		6.37%
Gateway Fund | Y | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	6.51%	5.94%		5.29%